Putnam Investments
One Post Office Square
Boston, MA 02109
July 5, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust on behalf of Putnam Floating Rate Income Fund and Putnam Retirement Income Fund
Lifestyle 3 (Reg. No. (333-515) (811-07513),
Post-Effective Amendment No. 144 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 144 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 28, 2012.

Comments or questions concerning this certificate may be directed to Jesse Ritter at 1-800-225-2465, ext. 17006.

Very truly yours,

PUTNAM FUNDS TRUST

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:  James Thomas, Esq.